Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Investment property, net - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Investment properties built
Investment properties built		S/ 61,924	S/ 63,011
Centro Comercial “Agustino Plaza” [Member] | Level 3 [Member]
Investment properties built
Investment properties built	[1]	S/ 19,823	21,605
Year of Acquisition or construction	[1]	2011
Methodology of valuation 2021/2022	[1]	Appraisal
Lease office - Surquillo [Member] | Level 3 [Member]
Investment properties built
Investment properties built	[2]	S/ 40,594	40,595
Year of Acquisition or construction	[2]	2009
Methodology of valuation 2021/2022	[2]	Appraisal
Others [Member]
Investment properties built
Investment properties built		S/ 1,507	S/ 811

[1]	The subsidiary Viva Negocio Inmobiliario S.A.C. is owner of “Agustino Plaza” Shopping Center located in the District of El Agustino. The fair value was calculated by an independent appraiser amounted to S/70.8 million equivalent to US$18.4 million as of December 31, 2022 (S/59.9 million equivalent to US$15 million as of December 31, 2021 and US$14.1 million, equivalent to S/51.3 million and, as of December 31, 2020). This investment property has been leased under an operating lease with third parties. The net carrying amount amounts to S/19.8 million (S/ 22.4 million and S/24.6 million at December 31, 2021 and 2020, respectively).
[2]	The Company is owner of the property located at Av. Paseo de la Republica 4675, Surquillo. The fair value was calculated by an independent appraiser and amounted to S/73.7 million, equivalent to US$19 million. As of December 31, 2022, the carrying amounts to S/40.6 million (in December 2021, the Management decided to lease the property transferring it from ‘property, plant, and equipment’ to ‘investment property’. The net carrying amount at the closing of the year was S/42.6 million).